UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6707

Aquila Narragansett Tax-Free Income Fund
(formerly, Narragansett Insured Tax-Free Income Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Principal Amount	General Obligation Bonds (24.3%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA-/NR	$2,425,764
2,500,000	4.375%, 02/15/29 AGC Insured	Aa2/AA-/NR	2,783,600

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	Aa3/NR/NR	525,770

	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/A/A	1,081,560
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/A/A	1,072,420
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/A/A	1,065,400
250,000	5.000%, 02/15/22 AGMC Insured (pre-refunded)	Aa3/AA-/AA-	265,978
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/A/A	1,063,080
250,000	5.000%, 02/15/24 AGMC Insured (pre-refunded)	Aa3/AA-/AA-	265,978
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AA-/NR	2,699,322
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/A/A	1,578,705
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AA-/NR	1,084,585
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	Aa3/AA-/A	816,900
500,000	4.375%, 02/01/33 2012 Series A AGMC Insured	Aa3/AA-/A	530,045

	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG/ FGIC Insured	A1/A/NR	253,103
250,000	4.000%, 02/01/15 NPFG/ FGIC Insured	A1/A/NR	253,103
250,000	4.000%, 02/01/16 NPFG/ FGIC Insured	A1/A/NR	253,103
250,000	4.100%, 02/01/17 NPFG/ FGIC Insured	A1/A/NR	253,185
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA-/NR	1,120,650
250,000	4.150%, 02/01/18 NPFG/ FGIC Insured	A1/A/NR	253,225
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA-/NR	680,616
500,000	4.250%, 11/01/27 Series 2011 A	NR/A/NR	531,740
500,000	4.625%, 11/01/31 Series 2011 A	NR/A/NR	536,970

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AA-/NR	2,700,125

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	557,695

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,080,140
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,910,486
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,150,400

	New Shoreham, Rhode Island
245,000	4.000%, 11/15/15 AMBAC Insured (pre-refunded)	NR/AA/NR	246,093
255,000	4.250%, 11/15/16 AMBAC Insured (pre-refunded)	NR/AA/NR	256,214
270,000	4.250%, 11/15/17 AMBAC Insured (pre-refunded)	NR/AA/NR	271,285
285,000	4.500%, 11/15/18 AMBAC Insured (pre-refunded)	NR/AA/NR	286,439

	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12 NPFG/ FGIC Insured	Aa2/AA/NR	500,000

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AA-/NR	501,255
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AA-/NR	510,930
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AA-/NR	2,297,913
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AA-/NR	511,075
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AA-/NR	255,735

	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	911,866
1,950,000	4.500%, 07/15/26 AGC Insured	Aa3/NR/NR	2,108,340
1,500,000	4.750%, 07/15/29 AGC Insured	Aa3/NR/NR	1,627,365

	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AA-/BBB	527,760
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A Refunding	Aa3/AA-/NR	1,683,435
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A Refunding	Aa3/AA-/NR	1,659,360

	State of Rhode Island
2,000,000	4.500%, 02/01/17 NPFG Insured (pre-refunded)	Aa2/AA/AA	2,110,940
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa2/AA/NR	2,007,900

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa3/AA-/NR	1,109,190
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa3/AA-/NR	1,140,292
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	Aa3/AA-/NR	989,916

	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa1/NR/BBB+	501,595
670,000	5.000%, 03/01/17 AMBAC Insured	Baa1/NR/BBB+	672,184
700,000	5.050%, 03/01/18 AMBAC Insured	Baa1/NR/BBB+	702,289
735,000	5.100%, 03/01/19 AMBAC Insured	Baa1/NR/BBB+	737,403
1,900,000	4.625%, 04/01/26 AGC Insured	Aa3/NR/NR	2,121,331
1,400,000	4.750%, 04/01/29 AGC Insured	Aa3/NR/NR	1,557,570

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	998,973
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	992,682

	Woonsocket, Rhode Island
655,000	4.450%, 12/15/12 NPFG/ FGIC Insured	B2/NR/B	655,380
685,000	4.550%, 12/15/13 NPFG/ FGIC Insured	B2/NR/B	685,021
550,000	4.250%, 03/01/25 AMBAC Insured	B2/NR/B	430,925

	Total General Obligation Bonds		61,362,304

	Revenue Bonds (74.2%)

	Development Revenue Bonds (10.3%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa2/BBB-/NR	2,046,720
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	Baa2/BBB-/NR	1,010,030

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA-/AA	2,159,620
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA-/AA	4,288,480
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA-/AA-	1,740,075

	Rhode Island State Economic Development Corp., Airport Revenue
540,000	4.625%, 07/01/26 AGC Insured Series B	Aa3/AA-/A-	581,531
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A3/BBB+/A-	1,713,203
1,000,000	5.000%, 07/01/18 AGC Insured Series C	Aa3/AA-/A-	1,152,040
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/BBB+/A-	1,597,170

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A2/A+/A	1,015,710
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A2/A+/A	2,412,785
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A2/A+/A	1,053,390

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,070,660

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	Aa2/AA-/A+	1,795,905

	Rhode Island State Economic Development Corp., University of Rhode Island
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	752,400
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	752,385
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	752,340

	Total Development Revenue Bonds		25,894,444

	Higher Education Revenue Bonds (23.0%)

	Rhode Island Health & Education Building Corp., Brown University
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,558,050
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,020,580

	Rhode Island Health & Education Building Corp., Bryant University
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,002,410
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,207,155
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,590,461
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,109,210
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,572,416

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,019,171
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,074,864
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,055,725
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa2/BBB/NR	605,730
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa2/BBB/NR	512,320
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa2/BBB/NR	508,030
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	5,645,950

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa2/BBB/NR	509,533
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa2/BBB/NR	1,007,748
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa2/BBB/NR	894,916
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	510,480
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	2,029,620
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa2/BBB/NR	1,500,780

	Rhode Island Health & Educational Building Corp., Higher Education Facility, New England Institute of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	3,285,900

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
5,000,000	4.000%, 06/01/31 2012 Series A	A1/NR/A+	5,178,350
1,750,000	3.125%, 08/15/25 AGM-CR Insured Series B	A1/AA-/NR	1,777,510
2,115,000	3.500%, 08/15/29 AGM-CR Insured Series B	A1/AA-/NR	2,179,127
1,000,000	3.500%, 08/15/30 AGM-CR Insured Series B	A1/AA-/NR	1,025,180
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	1,393,316
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	978,147

	Rhode Island Health & Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	Aa3/AA-/NR	2,273,460

	Rhode Island Health & Educational Building Corp., University of Rhode Island
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG Insured	Baa2/BBB/NR	811,400
1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,237,560
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,053,320

	Rhode Island Health & Education Facilities Authority, Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,034,530
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,589,375
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,589,975
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,034,130
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured Series 2003 A	A2/NR/NR	1,027,700
1,500,000	4.000%, 11/01/31	A2/A/NR	1,574,550

	Total Higher Education Revenue Bonds		57,978,679

	Hospital Revenue Bonds (3.8%)

	Rhode Island Health & Education Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AA-/NR	2,702,175
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AA-/NR	5,283,850
1,500,000	5.250%, 05/15/26 NPFG Insured	Baa1/BBB/NR	1,501,365

	Total Hospital Revenue Bonds		9,487,390

	Housing Revenue Bonds (5.6%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
3,200,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	3,330,368
2,250,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,332,305
1,530,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,622,550
1,000,000	4.200%, 10/01/28 2011 Series 4	Aa2/NR/NR	1,060,110

	Rhode Island Housing & Mortgage Finance Corp. Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	Aa2/AA+/NR	1,018,140

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,656,875
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,104,320

	Total Housing Revenue Bonds		14,124,668

	Lease Revenue Bonds (1.2%)

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA-/AA-	1,075,370

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A	Aa3/AA-/AA-	262,685

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA-/AA-	1,141,460
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA-/AA-	570,910

	Total Lease Revenue Bonds		3,050,425

	Pollution Control Revenue Bonds (2.6%)

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
1,490,000	5.000%, 10/01/18 Series B NPFG Insured (pre-refunded)	Aaa/NR/NR	1,490,000
310,000	5.000%, 10/01/18 Series B NPFG Insured	Aaa/AAA/NR	311,011
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,775,388

	Total Pollution Control Revenue Bonds		6,576,399

	Public School Revenue Bonds (19.3%)

	Providence, Rhode Island Public Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	Baa2/BBB/NR	501,840
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	Baa2/BBB/NR	501,710
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	Aa3/AA-/NR	1,003,300
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	Aa3/AA-/NR	686,877
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	501,075
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	250,513
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	1,503,240
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	1,001,780
1,000,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,005,740
1,000,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,006,900
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,513,669
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,578,400
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,637,498
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	Aa3/AA-/NR	3,090,600
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	Aa3/AA-/NR	3,090,600
2,000,000	4.500%, 05/15/26 Series 2007 A AGMC Insured	Aa3/AA-/NR	2,066,400
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	Aa3/AA-/NR	3,076,530
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	Aa3/AA-/NR	3,082,920

	Rhode Island Health & Education Building Corp., Public School Financing Program - Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,133,780

	Rhode Island Health & Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,178,371
1,600,000	3.250%, 05/15/29	Aa1/AA+/NR	1,648,032
1,650,000	3.375%, 05/15/30	Aa1/AA+/NR	1,708,311
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,247,736

	Rhode Island Health & Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.375%, 05/15/27 Series B**	Aa3/NR/NR	999,400
1,000,000	3.625%, 05/15/32 Series B**	Aa3/NR/NR	990,950

	Rhode Island Health & Education Building Corp., Public School Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	Aa3/AA-/NR	1,094,980
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	566,770
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	575,355
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	Aa3/AA-/NR	1,036,870
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,638,375
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,192,020
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,273,060
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,159,220

	Total Public School Revenue Bonds		48,542,822

	Student Loan Revenue (0.4%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,073,160

	Transportation Revenue Bonds (2.0%)

	Rhode Island State Turnpike & Bridge Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,782,016
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,225,900
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,104,150

	Total Transportation Revenue Bonds		5,112,066

	Water and Sewer Revenue Bonds (5.5%)

	Bristol County, Rhode Island Water Authority
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG Insured	Baa2/BBB/NR	1,018,620
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa2/BBB/NR	1,025,780

	Narragansett, Rhode Island Bay Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa2/AA-/NR	396,211
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,106,670
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa2/AA-/NR	4,526,396

	Rhode Island Clean Water Protection Finance Agency
295,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	295,912
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	326,034
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,929
1,010,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/BBB/NR	1,075,095
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,435

	Rhode Island Water Resources Board Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa2/BBB/NR	1,502,685
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa2/BBB/NR	596,136

	Total Water and Sewer Revenue Bonds		13,920,903

	Other Revenue Bonds (0.5%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/BBB/NR	550,440
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	331,943
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/BBB/AAA	300,641

	Total Other Revenue Bonds		1,183,024

	Total Revenue Bonds		186,943,980

	Total Investments (cost $236,623,443-note b)	98.5%	248,306,284

	Other assets less liabilities	1.5	3,686,670

	Net Assets	100.0%	$251,992,954

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	5.5%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	4.4
	Aa of Moody's or AA of S&P or Fitch	55.9
	A of Moody's or S&P or Fitch	18.9
	Baa of Moody's or BBB of S&P or Fitch	13.6
	B of Moody's or B of Fitch	0.7
	Not rated*	1.0
		100.0%

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $236,563,357 amounted to $11,742,927, which consisted of aggregate gross unrealized appreciation of $11,884,720 and aggregate gross unrealized depreciation of $141,793.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	248,306,284
Level 3 – Significant Unobservable Inputs	-
Total	$248,306,284

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND (formerly, NARRAGANSETT INSURED TAX-FREE INCOME FUND)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 28, 2012